Fair Value of Financial Instruments - Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($)
$ in Thousands
	Mar. 31, 2017	Mar. 31, 2016
Assets:
Total assets	$ 67,825	$ 10,675
Money Market Funds [Member]
Assets:
Total assets	7,478	10,675
U.S. Treasury Securities [Member]
Assets:
Total assets	3,506
Non-U.S. Government Securities [Member]
Assets:
Total assets	14,494
Corporate Debt Securities [Member]
Assets:
Total assets	42,347
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member]
Assets:
Total assets	7,478	10,675
Quoted Prices in Active Markets for Identical Assets (Level 1 Inputs) [Member] | Money Market Funds [Member]
Assets:
Total assets	7,478	$ 10,675
Significant Other Observable Inputs (Level 2 Inputs) [Member]
Assets:
Total assets	60,347
Significant Other Observable Inputs (Level 2 Inputs) [Member] | U.S. Treasury Securities [Member]
Assets:
Total assets	3,506
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Non-U.S. Government Securities [Member]
Assets:
Total assets	14,494
Significant Other Observable Inputs (Level 2 Inputs) [Member] | Corporate Debt Securities [Member]
Assets:
Total assets	$ 42,347